Note 6 - Indebtedness (Details Textual) - Term Debt [Member] - USD ($)		3 Months Ended
	Apr. 05, 2019	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument, Periodic Payment, Total	$ 10,000	$ 10,000
Short-term Debt, Total		$ 90,000	$ 116,000